Other Financial Data (Property, Plant And Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Land	$ 22	$ 23
Building	582	671
Machinery and equipment	1,760	1,776
Property, plant and equipment, gross	2,364	2,470
Less accumulated depreciation	(1,669)	(1,740)
Property, plant and equipment, net	$ 695	$ 730